Other non-current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Other non-current liabilities
Deposits received from franchisees	¥ 235,080		¥ 181,926
Asset retirement obligations	4,132		3,958
Others	6,356		8,568
Total	¥ 245,568	$ 33,643	¥ 194,452